TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Reconciliation of Tax Provisions to the Domestic and Effective Tax Rate

A reconciliation of the theoretical tax expense assuming all income is taxed at the statutory rate to taxes on income (tax benefit) as reported in the statements of income:

	Year ended December 31,
	2021	2020	2019
Income (loss) before taxes on income (tax benefit) from continued operationas reported in the statements of income	$(4,575)	$(4,816)	$2,182

Statutory tax rate in Israel	23%	23%	23%

Theoretical taxes on income (tax benefit)	$(1,052)	$(1,108)	$501

Increase (decrease) in taxes on income resulting from:
Tax adjustment for foreign subsidiaries subject to a different tax rate	75	50	(26)
Reduced tax rate on income derived from "Preferred Enterprises" plans	149	580	204
Earnings from foreign subsidiaries (1)	-	(2,338)	91
Valuation allowance for exchange rates differences on deferred taxes not recorded on capital losses	-	-	(125)
Deferred tax assets from discontinued operation profit (loss)	98	(138)	(49)
Reduced deferred tax asset from expecting utilization of carryforward losses	-	1,984	-
Tax in respect of prior years	24	(345)	-
Temporary differences for which no deferred taxes were recorded	-	(377)	(55)
Permanent differences	71	24	55
Other adjustments	(27)	151	(7)
Taxes on income (tax benefit) as reported in the statements of income	$(662)	$(1,517)	$589

Schedule of Income (Loss) from Continuing Operations Before Income Tax Domestic and Foreign

f.Income (loss) before taxes on income (tax benefit) is comprised as follows:

	Year ended December 31,
	2021	2020	2019

Domestic (Israel)	$(5,139)	$(4,499)	$(1,931)
Foreign (United States)	564	(317)	4,113

	$(4,575)	$(4,816)	$2,182

Schedule of Components of Income Tax Provision

g.Taxes on income (tax benefit) included in the statements of income:

	Year ended December 31,
	2021	2020	2019
Current:
Domestic (Israel)	$-	$-	$-
Foreign (United States)	-	-	181

	-	-	181
Deferred:
Domestic (Israel)	(579)	(683)	(397)
Foreign (United States)	(107)	(489)	805

	(686)	(1,172)	408
Previous years:
Domestic (Israel)	-	(134)
Foreign (United States)	24	(211)	-

	-	(345)	-

	$(662)	$(1,517)	$589

Schedule of Deferred Tax Assets and Liabilities

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of TAT's deferred tax liabilities and assets are as follows:

	December 31,
	2021	2020
Deferred tax assets:
Provision for current expected credit losses	$95	$41
Provisions for employee benefits	495	272
Inventory	1,212	987
Capital tax losses carryforward	3,500	3,500
Net operating losses carryforward	3,084	3,017
Other	326	224
Deferred tax assets, before valuation allowance	$8,712	$8,041
Valuation allowance	(5,484)	(5,484)
Deferred tax assets, net	$3,228	$2,557

Deferred tax liabilities:
Property, plant and equipment	(1,542)	(1,647)
Intangible assets	(434)	(318)
Other temporary differences deferred tax liabilities	-	(26)
Deferred tax liabilities	$(1,976)	$(1,991)

Net	$1,252	$566

Schedule of changes in valuation allowance for deferred tax assets

h.Deferred income taxes (cont.):

The following table summarizes the changes in the valuation allowance for deferred tax assets:

Balance, December 31, 2018	$3,375
Additions during the year	125
Balance, December 31,2019	$3,500
Additions during the year	1,984
Balance, December 31,2020	$5,484
Additions during the year	-
Balance, December 31,2021	$5,484